Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivables net, credit losses (in Dollars) | $	$ 34		$ 137
Ordinary Shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares, issued	55,094,237		51,791,441
Ordinary shares, shares outstanding	55,094,237		51,791,441